Financial risk management (Details 6) $ in Millions	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 72,080
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 396,615